Debt (Tables)	12 Months Ended
Dec. 31, 2012
Combined schedule of current and noncurrent debt and capital lease obligations

Changes to debt during 2012 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2012	$4,849	$50,303	$55,152
Proceeds from long-term borrowings	–	4,489	4,489
Repayments of long-term borrowings and capital leases obligations	(6,403)	–	(6,403)
Decrease in short-term obligations, excluding current maturities	(1,437)	–	(1,437)
Reclassifications of long-term debt	7,062	(7,062)	–
Debt acquired (Note 2)	122	–	122
Other	176	(112)	64

Balance at December 31, 2012	$4,369	$47,618	$51,987

Debt maturing within one year

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2012	2011
Long-term debt maturing within one year	$3,869	$2,915
Commercial paper	500	1,934

Total debt maturing within one year	$4,369	$4,849

Long-term debt table

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2012	2011
Verizon Communications—notes payable and other	0.70 – 3.85	2013 – 2042	$11,198	$6,900
	4.35 – 5.50	2013 – 2041	7,062	7,832
	5.55 – 6.90	2016 – 2041	11,031	11,043
	7.35 – 8.95	2018 – 2039	5,017	6,642
	Floating	2014	1,000	1,000

Verizon Wireless—notes payable and other	5.55 – 8.88	2013 – 2018	8,635	9,331
Verizon Wireless—Alltel assumed notes	6.50 – 7.88	2013 – 2032	1,500	2,315
Telephone subsidiaries—debentures	4.75 – 7.00	2013 – 2033	2,045	4,045
	7.15 – 7.88	2022 – 2032	1,349	1,449
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries—debentures and other	6.84 – 8.75	2018 – 2028	1,700	1,700

Capital lease obligations (average rate of 6.3% in 2012 and 2011, respectively)			298	352
Unamortized discount, net of premium			(228)	(271)

Total long-term debt, including current maturities			51,487	53,218
Less long-term debt maturing within one year			3,869	2,915

Total long-term debt			$47,618	$50,303

Maturities of long-term debt	Maturities of long-term debt outstanding at December 31, 2012 are as follows:

Years	(dollars in millions)
2013	$3,869
2014	6,809
2015	2,188
2016	4,146
2017	1,342
Thereafter	33,133